LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES	LEASES
The Company has entered into various non-cancelable operating lease agreements for certain office spaces and motor vehicles. The leases have original lease periods expiring between 2023 and 2037. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured.
The operating lease cost for the year ended December 31, 2022 was $19,115.
Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2022
Cash payments related to operating lease	$16,686
New right-of-use assets obtained in exchange for operating lease obligations	39,084
Maturities of lease liabilities were as follows:

Operating Leases
2023	$17,841
2024	15,562
2025	13,867
2026	13,482
2027	13,214
Thereafter	70,268
Total lease payments	144,234

Less imputed interest	(31,447)

Total	$112,787
Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2022
Current maturities of operating leases	13,525
Long-term operating leases	99,262
Total operating lease liabilities	$112,787

Weighted-average remaining operating lease term	10.82
Weighted-average discount rate of operating leases	4.96%